UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Semiannual Report	Delaware Enhanced Global Dividend and Income Fund

May 31, 2012

The figures in the semiannual report for Delaware Enhanced Global Dividend and Income Fund represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

Security type/sector and country allocations	1

Statement of net assets	3

Statement of operations	20

Statements of changes in net assets	21

Statement of cash flows	22

Financial highlights	23

Notes to financial statements	24

Other Fund information	37

About the organization	40

Unless otherwise noted, views expressed herein are current as of May 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Security type/sector and country allocations

Delaware Enhanced Global Dividend and Income Fund
As of May 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of Net Assets
Common Stock	56.00%
Consumer Discretionary	6.07%
Consumer Staples	6.45%
Diversified REITs	0.42%
Energy	5.42%
Financials	5.35%
Healthcare	6.68%
Healthcare REITs	0.26%
Hotel REITs	0.46%
Industrial REITs	0.85%
Industrials	6.76%
Information Technology	4.08%
Mall REITs	0.80%
Manufactured Housing REIT	0.09%
Materials	4.10%
Mixed REITs	0.64%
Mortgage REITs	0.27%
Multifamily REITs	0.51%
Office REITs	0.73%
Real Estate Management & Development	0.13%
Self-Storage REITs	0.16%
Shopping Center REITs	0.77%
Single Tenant REIT	0.16%
Specialty REITs	0.28%
Telecommunications	2.70%
Utilities	1.86%
Convertible Preferred Stock	2.61%
Agency Collateralized Mortgage Obligations	0.19%
Agency Mortgage-Backed Securities	1.15%
Commercial Mortgage-Backed Securities	0.49%
Convertible Bonds	12.68%
Capital Goods	1.27%
Communications	1.55%
Consumer Cyclical	1.33%
Consumer Non-Cyclical	1.96%
Energy	0.59%
Financials	1.70%
Industrials	0.35%
Real Estate	0.29%
Services	0.61%
Technology	3.03%
Corporate Bonds	42.12%
Automotive	1.46%
Banking	1.08%
Basic Industry	5.68%
Brokerage	0.03%
Capital Goods	2.80%
Communications	3.95%
Consumer Cyclical	2.38%
Consumer Non-Cyclical	1.14%
Energy	6.70%
Financials	1.17%
Healthcare	2.38%
Industrials	0.03%
Insurance	1.18%
Media	3.14%
Natural Gas	0.12%
Real Estate	0.28%
Services	4.29%
Technology	3.17%
Transportation	0.06%
Utilities	1.08%
Non-Agency Asset-Backed Securities	0.12%
Non-Agency Collateralized Mortgage Obligations	0.10%
Senior Secured Loans	1.05%
Sovereign Bonds	9.17%
U.S. Treasury Obligations	0.36%
Leveraged Non-Recourse Security	0.00%
Limited Partnership	0.03%
Residual Interest Trust Certificate	0.00%
Preferred Stock	0.57%
Warrants	0.00%
Short-Term Investments	8.79%
Securities Lending Collateral	5.62%
Total Value of Securities	141.05%
Obligation to Return Securities Lending Collateral	(5.84%)
Borrowing Under Line of Credit	(37.25%)
Receivables and Other Assets Net of Other Liabilities	2.04%
Total Net Assets	100.00%

(continues)       1

Security type/sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

Percentage
Country	of Net Assets
Australia	1.70%
Barbados	0.16%
Bermuda	0.72%
Brazil	4.53%
Canada	4.73%
Cayman Islands	0.87%
Chile	0.38%
China	1.12%
Denmark	0.59%
Finland	0.30%
France	6.29%
Germany	1.59%
Hong Kong	1.54%
Indonesia	3.63%
Ireland	0.57%
Israel	1.24%
Japan	5.14%
Jersey	0.24%
Luxembourg	1.36%
Mexico	1.55%
Multinational	0.18%
Netherlands	2.02%
Panama	1.40%
Poland	0.33%
Republic of Korea	0.33%
Russia	0.65%
Singapore	0.06%
Spain	0.15%
Sweden	1.04%
Switzerland	1.81%
United Kingdom	7.67%
United States	72.75%
Total	126.64%

The percentage of net assets exceeds 100% because the Fund utilizes a line of credit with The Bank of New York Mellon, as described in Note 8 in “Notes to financial statements.” The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its investment objectives through the use of such techniques.

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund
May 31, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
❖Common Stock – 56.00%
Consumer Discretionary – 6.07%
*	Bayerische Motoren Werke	11,479	$867,100
†	DIRECTV Class A	2,250	100,013
	Don Quijote	37,200	1,335,981
	Genuine Parts	10,800	680,400
	Hyundai Home Shopping Network	5,758	587,765
	Mattel	20,800	647,504
	PPR	4,429	629,691
	Publicis Groupe	18,845	871,581
	Sumitomo Rubber Industries	52,561	637,266
	Techtronic Industries	898,500	1,103,221
	Toyota Motor	47,005	1,823,689
	Yue Yuen Industrial Holdings	460,500	1,432,842
			10,717,053
Consumer Staples – 6.45%
	Archer-Daniels-Midland	15,000	478,200
†	Aryzta	40,568	1,828,911
	Carlsberg Class B	13,953	1,039,557
	Coca-Cola Amatil	104,994	1,314,027
	ConAgra Foods	39,000	980,850
	Greggs	94,536	731,876
	Kimberly-Clark	12,300	976,005
	Kraft Foods Class A	25,300	968,231
	Lorillard	7,400	914,640
*	Safeway	46,600	886,332
	TESCO	272,505	1,270,210
			11,388,839
Diversified REITs – 0.42%
	Champion REIT	125,000	50,570
	Investors Real Estate Trust	10,260	72,949
	Lexington Reality Trust	32,170	267,333
	Mapletree Logistics Trust	70,000	52,967
	Nieuwe Steen Investments	89	685
	Orix JREIT	17	75,936
	Stockland	70,059	217,666
	Vornado Realty Trust	128	10,486
			748,592
Energy – 5.42%
	Chevron	6,400	629,184
	CNOOC	720,000	1,302,420
	ConocoPhillips	9,000	469,440
	Marathon Oil	17,300	430,943
	Petroleo Brasileiro ADR	53,900	1,018,710
†	Phillips 66	4,500	135,135
	Royal Dutch Shell ADR	14,300	920,205
	Spectra Energy	22,400	643,104
	Subsea 7	60,157	1,183,329
	Total	33,188	1,426,420
*	Total ADR	21,400	921,698
	Williams	15,600	476,268
			9,556,856
Financials – 5.35%
	Allstate	29,400	997,836
	AXA	83,997	943,021
	Bank of New York Mellon	21,700	441,812
*	Fifth Street Finance	29,454	280,107
	Gallagher (Arthur J.)	23,000	799,020
*	Home Loan Servicing Solution	24,295	325,067
	Marsh & McLennan	21,000	671,580
	Mitsubishi UFJ Financial Group	334,728	1,452,461
	Nordea Bank	126,329	933,735
	Nordea Bank FDR	31,412	230,872
	Solar Capital	8,100	176,337
	Standard Chartered	67,448	1,360,231
	Travelers	13,300	831,117
			9,443,196
Healthcare – 6.68%
	Abbott Laboratories	10,400	642,616
†	Alliance HealthCare Services	8,445	8,783
*	AstraZeneca ADR	14,700	594,027
	Baxter International	9,200	465,704
	Bristol-Myers Squibb	22,200	740,148
	Johnson & Johnson	13,300	830,319
	Meda Class A	70,986	679,053
	Merck	31,800	1,195,044
	Novartis	26,430	1,372,439
	Pfizer	46,560	1,018,267
	Sanofi	19,893	1,352,654
	Sanofi ADR	20,300	690,809
	Teva Pharmaceutical Industries ADR	56,000	2,194,641
			11,784,504
Healthcare REITs – 0.26%
	HCP	1,100	44,924
	Health Care REIT	1,875	104,006
	Ventas	5,342	314,217
			463,147
Hotel REITs – 0.46%
	Ashford Hospitality Trust	61,800	528,390
	DiamondRock Hospitality	17,600	174,944
	LaSalle Hotel Properties	1,200	33,096
	Summit Hotel Properties	9,300	74,121
			810,551
Industrial REITs – 0.85%
	BWP Trust	60,000	108,401
	DCT Industrial Trust	16,877	98,224
†	First Industrial Realty Trust	53,909	643,135
	Goodman Group	49,447	162,777
	ProLogis	385	12,312
	STAG Industrial	35,063	482,116
			1,506,965
Industrials – 6.76%
†	ACCO Brands	6,135	55,956
	Alstom	34,723	1,008,594
	Cie de Saint-Gobain	14,711	520,518
	Copa Holdings Class A	15,000	1,245,300
†	Delta Air Lines	6	73

(continues)       3

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Number of	Value
	Shares	(U.S. $)
❖Common Stock (continued)
Industrials (continued)
Deutsche Post	78,144	$1,286,838
East Japan Railway	26,261	1,563,494
† Flextronics International	7,400	47,508
ITOCHU	129,202	1,416,432
Koninklijke Philips Electronics	17,071	301,800
Northrop Grumman	10,700	628,625
Raytheon	19,000	956,080
Teleperformance	65,859	1,573,876
* Vallourec	11,230	419,286
Waste Management	28,000	908,320
		11,932,700
Information Technology – 4.08%
Automatic Data Processing	15,300	797,895
Canon ADR	14,700	586,971
† CGI Group Class A	120,850	2,801,759
Intel	43,100	1,113,704
Microsoft	24,000	700,560
* Nokia	203,345	533,964
*† Sohu.com	14,900	662,156
		7,197,009
Mall REITs – 0.80%
General Growth Properties	14,518	243,177
Macerich	389	22,192
Pennsylvania Real Estate
Investment Trust	8,500	107,780
*† Rouse Properties	748	9,567
Simon Property Group	6,908	1,019,068
		1,401,784
Manufactured Housing REIT – 0.09%
Equity Lifestyle Properties	2,478	163,201
		163,201
Materials – 4.10%
† AuRico Gold	161,007	1,200,091
duPont (E.I.) deNemours	11,400	550,164
Lafarge	12,470	458,491
MeadWestvaco	18,600	511,500
=∏† PT Holdings	100	1
Rexam	312,159	1,939,101
Rio Tinto	22,204	950,999
Yamana Gold	110,987	1,628,733
		7,239,080
Mixed REITs – 0.64%
* Digital Realty Trust	10,200	721,854
Duke Realty	11,447	158,426
Dupont Fabros Technology	2,500	63,725
Liberty Property Trust	4,797	166,312
PS Business Parks	400	26,356
		1,136,673
Mortgage REITs – 0.27%
Chimera Investment	17,000	47,600
Starwood Property Trust	20,900	418,836
		466,436
Multifamily REITs – 0.51%
Apartment Investment
& Management	15,728	425,757
Associated Estates Realty	1,300	20,553
BRE Properties	1,000	49,230
Camden Property Trust	5,109	332,647
Equity Residential	1,200	73,320
		901,507
Office REITs – 0.73%
Alstria Office REIT	33,657	327,596
Boston Properties	100	10,293
Brandywine Realty Trust	2,300	25,829
Commonwealth Property
Office Fund	105,000	102,776
Government Properties
Income Trust	4,752	101,645
Link REIT	33,000	126,702
Mack-Cali Realty	11,500	313,260
SL Green Realty	3,679	275,962
		1,284,063
Real Estate Management & Development – 0.13%
Cyrela Brazil Realty	4,100	31,496
Mitsubishi Estate	11,549	179,673
* Renhe Commercial Holdings	264,000	13,265
		224,434
Self-Storage REITs – 0.16%
Extra Space Storage	4,555	129,180
Public Storage	1,150	153,490
		282,670
Shopping Center REITs – 0.77%
∏ Charter Hall Retail REIT	71,117	227,187
Corio	2,685	111,335
Equity One	1,500	29,790
First Capital Realty	2,922	51,253
Kimco Realty	12,857	230,783
Ramco-Gershenson Properties Trust	19,634	233,841
Regency Centers	900	39,429
Unibail-Rodamco	1,399	231,072
Westfield Group	16,989	150,407
Westfield Retail Trust	21,112	55,929
		1,361,026
Single Tenant REIT – 0.16%
National Retail Properties	10,537	279,125
		279,125
Specialty REITs – 0.28%
Entertainment Properties Trust	8,736	360,534
Plum Creek Timber	1,520	55,480
Potlatch	1,730	49,582
Rayonier	450	19,337
		484,933
Telecommunications – 2.70%
AT&T	31,500	1,076,355
=† Century Communications	125,000	0
CenturyLink	16,800	658,896
* France Telecom ADR	900	11,367

	Number of	Value
	Shares	(U.S. $)
❖Common Stock (continued)
Telecommunications (continued)
† GeoEye	600	$11,496
Mobile TeleSystems ADR	62,900	1,046,656
Verizon Communications	17,000	707,880
Vodafone Group	468,831	1,249,587
		4,762,237
Utilities – 1.86%
American Water Works	800	27,368
Edison International	11,700	526,032
† GenOn Energy	150	258
National Grid	196,187	1,964,661
* National Grid ADR	12,500	628,625
NorthWestern	3,800	134,938
		3,281,882
Total Common Stock (cost $102,951,949)		98,818,463

Convertible Preferred Stock – 2.61%
* Apache 6.00%
exercise price $109.12,
expiration date 8/1/13	3,700	176,786
Aspen Insurance
Holdings 5.625%
exercise price $29.28,
expiration date 12/31/49	9,924	543,959
El Paso Energy Capital Trust 4.75%
exercise price $41.59,
expiration date 3/31/28	1,950	98,963
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49	835	816,421
Lucent Technologies
Capital Trust I 7.75%
exercise price $24.80,
expiration date 3/15/17	954	660,168
MetLife 5.00%
exercise price $44.27,
expiration date 9/4/13	8,450	495,677
PPL 9.50%
exercise price $28.80,
expiration date 7/1/13	12,600	677,880
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	3,605	376,723
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49	679	753,004
Total Convertible Preferred Stock
(cost $4,877,299)		4,599,581

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.19%
	Fannie Mae REMICs
	Series 2001-50 BA
	7.00% 10/25/41	USD	106,828	115,292
	Series 2003-122
	4.50% 2/25/28		39,771	40,463
	Freddie Mac
	Series 2557 WE
	5.00% 1/15/18		60,000	64,771
	Series 3131 MC
	5.50% 4/15/33		40,000	41,956
	Series 3173 PE
	6.00% 4/15/35		65,000	69,978
Total Agency Collateralized
	Mortgage Obligations
	(cost $312,874)			332,460

Agency Mortgage-Backed Securities – 1.15%
•	Fannie Mae ARM
	2.38% 10/1/36		7,272	7,755
	2.535% 10/1/36		11,225	12,034
	2.787% 4/1/36		12,427	13,286
	4.677% 3/1/38		20,033	21,321
	5.122% 11/1/35		16,322	17,459
	6.176% 4/1/36		39,783	42,683
	Fannie Mae S.F. 15 yr
	3.00% 11/1/26		14,256	14,949
	4.00% 11/1/25		152,374	164,049
	5.50% 1/1/23		30,343	32,994
	Fannie Mae S.F. 15 yr TBA
	3.00% 6/1/27		31,000	32,443
	3.50% 6/1/27		98,000	103,405
	Fannie Mae S.F. 30 yr
	6.50% 6/1/36		22,848	25,959
	6.50% 10/1/36		16,429	18,665
	6.50% 12/1/37		28,214	32,240
	Fannie Mae S.F. 30 yr TBA
	4.00% 6/1/42		49,000	52,162
	4.00% 7/1/42		40,000	42,500
	4.00% 8/1/42		35,000	37,122
	Freddie Mac 6.00% 1/1/17		17,061	17,583
•	Freddie Mac ARM
	2.501% 7/1/36		11,518	12,215
	5.185% 10/1/36		25,729	27,529
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18		11,279	12,099
	5.00% 12/1/22		62,295	67,079
	Freddie Mac S.F. 30 yr
	5.00% 1/1/34		529,392	572,868
	7.00% 11/1/33		37,580	44,579
	9.00% 9/1/30		48,515	53,727
	GNMA I S.F. 30 yr
	7.50% 12/15/23		75,806	82,766
	7.50% 1/15/32		60,168	73,608
	9.50% 9/15/17		61,570	71,166
	12.00% 5/15/15		27,815	30,838

(continues)       5

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	GNMA II S.F. 30 yr
	6.00% 11/20/28	USD	70,002	$79,062
	6.50% 2/20/30		185,557	215,971
Total Agency Mortgage-Backed
	Securities (cost $1,869,578)			2,032,116

Commercial Mortgage-Backed Securities – 0.49%
#	American Tower Trust 144A
	Series 2007-1A AFX
	5.42% 4/15/37		75,000	79,790
	BAML Mortgage
	Series 2005-1 A3
	4.877% 11/10/42		10,998	10,989
	•Series 2005-6 A4
	5.193% 9/10/47		180,000	200,532
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2006-PW12 A4
	5.719% 9/11/38		25,000	28,325
•w	Commercial Mortgage Pass
	Through Certificates
	Series 2005-C6 A5A
	5.116% 6/10/44		95,000	103,439
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A6
	5.396% 8/10/38		60,000	64,305
	Series 2005-GG4 A4A
	4.751% 7/10/39		115,000	123,976
	•Series 2006-GG6 A4
	5.553% 4/10/38		10,000	11,049
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42		35,000	38,265
•	Morgan Stanley Capital I
	Series 2007-T27 A4
	5.658% 6/11/42		160,000	184,990
#	Timberstar Trust 144A
	Series 2006-1A A
	5.668% 10/15/36		25,000	27,972
Total Commercial Mortgage-Backed
	Securities (cost $709,427)			873,632

Convertible Bonds – 12.68%
Capital Goods – 1.27%
	AAR
	1.75% exercise price $29.04,
	expiration date 1/1/26		215,000	209,894
	#144A 1.75%
	exercise price $29.04,
	expiration date 1/1/26		90,000	87,863
	L-3 Communications Holdings
	3.00% exercise price $95.46,
	expiration date 8/1/35		868,000	848,470
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		1,161,000	1,104,401
				2,250,628
Communications – 1.55%
#	Alaska Communications
	Systems Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		538,000	376,600
#	Clearwire Communications 144A
	8.25% exercise price $7.08,
	expiration date 11/30/40		576,000	342,720
*	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		826,000	783,668
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		408,000	401,370
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		464,000	828,240
				2,732,598
Consumer Cyclical – 1.33%
ϕ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		597,000	452,228
	International Game
	Technology 3.25%
	exercise price $19.97,
	expiration date 5/1/14		434,000	467,635
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15		555,000	550,144
	Pantry 3.00%
	exercise price $50.09,
	expiration date 11/15/12		871,000	875,354
				2,345,361
Consumer Non-Cyclical – 1.96%
*	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		705,000	634,500
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		197,000	140,116
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		195,000	177,206
	LifePoint Hospitals 3.50%
	exercise price $51.79,
	expiration date 5/14/14		870,000	891,749

		Principal		Value
		Amount°		(U.S. $)
	Convertible Bonds (continued)
	Consumer Non-Cyclical (continued)
	Medtronic 1.625%
	exercise price $53.13,
	expiration date 4/15/13	USD	346,000	$348,595
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/10/15		261,000	456,750
	NuVasive
	2.25% exercise price $44.74,
	expiration date 3/15/13		111,000	112,804
	2.75% exercise price $42.13,
	expiration date 6/30/17		786,000	694,628
				3,456,348
	Energy – 0.59%
	Helix Energy
	Solutions Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		520,000	547,950
	Transocean 1.50%
	exercise price $158.97,
	expiration date 12/15/37		491,000	490,386
				1,038,336
	Financials – 1.70%
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16		561,000	569,415
#	BGC Partners 144A 4.50%
	exercise price $9.84,
	expiration date 7/13/16		365,000	346,294
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		1,027,000	1,033,419
	MGIC Investment 5.00%
	exercise price $13.44,
	expiration date 4/27/17		301,000	191,511
	PHH 4.00%
	exercise price $25.80,
	expiration date 9/1/14		867,000	857,246
				2,997,885
	Industrials – 0.35%
ϕ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		584,000	611,010
				611,010
	Real Estate – 0.29%
#	Lexington Realty Trust 144A 6.00%
	exercise price $7.01,
	expiration date 1/11/30		358,000	465,848
*	National Retail Properties 5.125%
	exercise price $25.37,
	expiration date 6/15/28		48,000	53,100
				518,948
	Services – 0.61%
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		1,128,000	1,085,700
				1,085,700
	Technology – 3.03%
	Advanced Micro Devices
	5.75% exercise price $20.13,
	expiration date 8/15/12		250,000	252,500
	6.00% exercise price $28.08,
	expiration date 4/30/15		898,000	908,102
	#144A 6.00%
	exercise price $28.08,
	expiration date 4/30/15		31,000	31,349
*	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		729,000	720,799
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18		517,000	526,694
ϕ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		174,000	158,340
	Intel 3.25%
	exercise price $22.45,
	expiration date 8/1/39		384,000	505,920
	Linear Technology 3.00%
	exercise price $42.72,
	expiration date 5/1/27		959,000	985,372
*	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17		529,000	529,000
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		575,000	729,531
				5,347,607
	Total Convertible Bonds
	(cost $21,811,317)			22,384,421

	Corporate Bonds – 42.12%
	Automotive – 1.46%
	American Axle & Manufacturing
	*7.75% 11/15/19		55,000	58,300
	7.875% 3/1/17		225,000	232,031
	ArvinMeritor
	8.125% 9/15/15		281,000	300,319
	*10.625% 3/15/18		85,000	92,438
	Chrysler Group 8.25% 6/15/21		915,000	921,862
	Dana Holding 6.75% 2/15/21		119,000	127,925
	Ford Motor Credit
	12.00% 5/15/15		245,000	311,150

(continues)       7

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Automotive (continued)
#	International Automotive
	Components Group 144A
	9.125% 6/1/18	USD	290,000	$263,175
#	Jaguar Land Rover 144A
	8.125% 5/15/21		260,000	263,900
				2,571,100
Banking – 1.08%
	Abbey National Treasury Services
	4.00% 4/27/16		30,000	29,244
	Bank of America
	3.75% 7/12/16		10,000	9,897
	3.875% 3/22/17		15,000	14,967
	5.70% 1/24/22		5,000	5,322
	BB&T
	3.95% 3/22/22		10,000	10,481
	City National
	5.25% 9/15/20		15,000	15,690
	Fifth Third Bancorp
	3.50% 3/15/22		5,000	5,089
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		310,000	305,350
	Goldman Sachs Group
	5.75% 1/24/22		5,000	5,139
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		659,000	415,170
	HSBC Holdings
	4.00% 3/30/22		25,000	25,498
	JPMorgan Chase
	4.50% 1/24/22		10,000	10,689
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		55,000	55,418
	KeyCorp
	5.10% 3/24/21		20,000	22,640
	Lloyds TSB Bank 4.20% 3/28/17		15,000	14,996
	PNC Funding
	3.30% 3/8/22		5,000	5,123
	5.125% 2/8/20		30,000	34,663
	5.625% 2/1/17		35,000	39,213
•	Regions Financial Trust
	6.625% 5/15/47		720,000	672,299
	Santander Holdings USA
	4.625% 4/19/16		10,000	9,744
	SunTrust Banks
	3.50% 1/20/17		15,000	15,488
*	SVB Financial Group
	5.375% 9/15/20		25,000	27,327
•	USB Capital IX
	3.50% 10/29/49		80,000	59,967
	Wachovia
	•0.837% 10/15/16		10,000	9,285
	5.25% 8/1/14		20,000	21,399
	5.625% 10/15/16		35,000	39,268
	Wells Fargo
	2.10% 5/8/17		10,000	9,910
	Zions Bancorporation
	4.50% 3/27/17		5,000	5,022
	7.75% 9/23/14		5,000	5,433
				1,899,731
Basic Industry – 5.68%
*	AK Steel 7.625% 5/15/20		301,000	279,930
	Alcoa
	5.40% 4/15/21		200,000	206,597
	6.75% 7/15/18		15,000	17,064
#	Algoma Acquisition 144A
	9.875% 6/15/15		303,000	275,730
#	APERAM 144A
	7.75% 4/1/18		225,000	204,750
	ArcelorMittal
	6.25% 2/25/22		5,000	4,973
	9.85% 6/1/19		20,000	23,709
#	Barrick Gold 144A
	3.85% 4/1/22		30,000	30,979
	5.25% 4/1/42		5,000	5,353
	Barrick North America Finance
	4.40% 5/30/21		5,000	5,398
*#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20		309,000	247,200
	CF Industries
	6.875% 5/1/18		15,000	17,888
	CONSOL Energy
	8.25% 4/1/20		300,000	301,500
	Domtar
	4.40% 4/1/22		10,000	9,862
	Dow Chemical
	8.55% 5/15/19		34,000	45,034
	Eastman Chemical
	3.60% 8/15/22		20,000	19,990
#	FMG Resources August
	2006 144A
	6.875% 2/1/18		115,000	113,563
	*6.875% 4/1/22		275,000	265,375
	7.00% 11/1/15		210,000	211,050
	Georgia-Pacific
	8.00% 1/15/24		30,000	39,946
	Headwaters
	7.625% 4/1/19		310,000	299,150
	Hexion US Finance
	8.875% 2/1/18		45,000	45,000
	9.00% 11/15/20		172,000	150,930
	Immucor 11.125% 8/15/19		275,000	299,750
*#	Ineos Group Holdings 144A
	8.50% 2/15/16		940,000	853,049
#	Inmet Mining 144A
	8.75% 6/1/20		300,000	294,000
	Interface
	7.625% 12/1/18		205,000	220,888

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	International Paper
	4.75% 2/15/22	USD	25,000	$26,757
	9.375% 5/15/19		5,000	6,700
#	International Wire Group
	Holdings 144A
	9.75% 4/15/15		190,000	200,450
#	JMC Steel Group 144A
	8.25% 3/15/18		305,000	309,575
#	Kinove German Bondco 144A
	9.625% 6/15/18		320,000	328,800
#	Longview Fibre Paper &
	Packaging 144A
	8.00% 6/1/16		305,000	304,238
#	LyondellBasell Industries 144A
	5.75% 4/15/24		485,000	499,549
	6.00% 11/15/21		160,000	172,000
#	MacDermid 144A
	9.50% 4/15/17		366,000	381,554
#	Masonite International 144A
	8.25% 4/15/21		370,000	378,325
	Millar Western Forest Products
	8.50% 4/1/21		225,000	187,875
*	Momentive Performance Materials
	9.00% 1/15/21		171,000	129,960
	11.50% 12/1/16		215,000	162,325
#	Murray Energy 144A
	10.25% 10/15/15		270,000	241,650
	Norcraft
	10.50% 12/15/15		186,000	176,700
	Nortek
	8.50% 4/15/21		320,000	312,000
#	Peabody Energy 144A
	6.25% 11/15/21		300,000	300,750
	Ply Gem Industries
	13.125% 7/15/14		155,000	154,613
=@	Port Townsend
	12.431% 8/27/12		31,962	14,543
	Ryerson
	•7.841% 11/1/14		166,000	159,360
	12.00% 11/1/15		201,000	206,025
^	Ryerson Holding
	29.121% 2/1/15		465,000	252,263
#	Taminco Global Chemical 144A
	9.75% 3/31/20		580,000	593,049
	Teck Resources
	3.00% 3/1/19		5,000	4,927
	Vale Overseas
	4.375% 1/11/22		30,000	30,137
				10,022,783
Brokerage – 0.03%
	Jefferies Group
	6.25% 1/15/36		5,000	4,375
	6.45% 6/8/27		5,000	4,675
	Lazard Group
	6.85% 6/15/17		34,000	37,407
				46,457
Capital Goods – 2.80%
	ABB Finance USA
	2.875% 5/8/22		10,000	10,000
	Anixter
	10.00% 3/15/14		15,000	16,350
	Berry Plastics
	9.75% 1/15/21		422,000	440,990
	10.25% 3/1/16		160,000	164,400
#	DAE Aviation Holdings 144A
	11.25% 8/1/15		294,000	304,290
	Energizer Holdings
	4.70% 5/24/22		15,000	15,662
	Kratos Defense &
	Security Solutions
	10.00% 6/1/17		275,000	292,875
*	Manitowoc 9.50% 2/15/18		255,000	279,863
*	Mueller Water Products
	7.375% 6/1/17		300,000	300,000
#	Reynolds Group Issuer 144A
	8.50% 2/15/21		125,000	116,563
	9.00% 4/15/19		310,000	299,150
	9.875% 8/15/19		775,000	774,031
#	Sealed Air 144A
	8.125% 9/15/19		70,000	76,300
	8.375% 9/15/21		475,000	524,875
	Stanley Black & Decker
	3.40% 12/1/21		5,000	5,216
	TriMas 9.75% 12/15/17		210,000	230,475
#	Votorantim Cimentos 144A
	7.25% 4/5/41		1,118,000	1,098,434
				4,949,474
Communications – 3.95%
	American Tower
	4.70% 3/15/22		240,000	249,624
	5.90% 11/1/21		30,000	33,594
	CenturyLink 5.80% 3/15/22		210,000	207,590
#	Clearwire Communications
	144A 12.00% 12/1/15		524,000	457,639
#	Columbus International 144A
	11.50% 11/20/14		270,000	280,800
	Cricket Communications
	7.75% 5/15/16		130,000	137,800
	*7.75% 10/15/20		180,000	165,375
#	Crown Castle Towers 144A
	4.883% 8/15/20		30,000	32,941

(continues)       9

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Digicel Group 144A
	8.875% 1/15/15	USD	115,000	$113,850
	9.125% 1/15/15		120,000	118,800
	10.50% 4/15/18		330,000	339,899
	Frontier Communications
	7.125% 3/15/19		120,000	116,100
	Hughes Satellite Systems
	7.625% 6/15/21		280,000	291,200
#	Integra Telecom Holdings 144A
	10.75% 4/15/16		225,000	216,563
	Intelsat Bermuda
	11.25% 2/4/17		570,000	561,449
	PIK 11.50% 2/4/17		319,784	314,987
#	Intelsat Jackson Holdings 144A
	7.25% 10/15/20		75,000	74,813
	Interpublic Group
	4.00% 3/15/22		15,000	15,017
	Level 3 Communications
	11.875% 2/1/19		170,000	183,175
	Level 3 Financing
	10.00% 2/1/18		297,000	321,502
	MetroPCS Wireless
	6.625% 11/15/20		165,000	160,050
	NII Capital
	7.625% 4/1/21		150,000	127,125
	Omnicom Group
	3.625% 5/1/22		10,000	10,192
	PAETEC Holding
	9.875% 12/1/18		195,000	214,988
	Qwest 6.75% 12/1/21		10,000	11,185
	Satmex Escrow
	9.50% 5/15/17		145,000	152,250
	#144A 9.50% 5/15/17		15,000	15,750
	Sprint Capital
	8.75% 3/15/32		178,000	150,855
	Sprint Nextel
	8.375% 8/15/17		475,000	458,374
	#144A 9.125% 3/1/17		125,000	124,375
	Telecom Italia Capital
	5.25% 10/1/15		35,000	34,038
	Telefonica Emisiones
	5.462% 2/16/21		20,000	17,893
	Telesat Canada
	12.50% 11/1/17		199,000	223,378
	Time Warner Cable
	8.25% 4/1/19		20,000	26,138
#	VimpelCom Holdings 144A
	7.504% 3/1/22		275,000	250,074
#	Vivendi 144A
	3.45% 1/12/18		5,000	4,823
	6.625% 4/4/18		25,000	27,625
#	Wind Acquisition Finance 144A
	7.25% 2/15/18		320,000	275,200
	11.75% 7/15/17		190,000	162,450
	Windstream
	7.50% 4/1/23		235,000	226,775
	7.875% 11/1/17		55,000	58,850
				6,965,106
Consumer Cyclical – 2.38%
*	Burlington Coat Factory
	Warehouse 10.00% 2/15/19		325,000	337,188
	CKE Restaurants
	11.375% 7/15/18		197,000	224,580
	Dave & Buster’s
	11.00% 6/1/18		330,000	356,399
	DineEquity
	9.50% 10/30/18		410,000	447,412
	Express
	8.75% 3/1/18		118,000	128,178
	Historic TW
	6.875% 6/15/18		25,000	30,809
#	Landry’s 144A
	9.375% 5/1/20		315,000	317,363
*	Levi Strauss
	7.625% 5/15/20		300,000	315,375
	Lowe’s
	3.12% 4/15/22		15,000	15,143
	Macy’s Retail Holdings
	3.875% 1/15/22		15,000	15,684
	Michaels Stores
	11.375% 11/1/16		95,000	101,413
	13.00% 11/1/16		109,000	116,358
*	OSI Restaurant Partners
	10.00% 6/15/15		145,000	149,350
*	Quiksilver
	6.875% 4/15/15		250,000	247,500
*#	Rite Aid 144A
	9.25% 3/15/20		445,000	428,312
	Sealy Mattress
	*8.25% 6/15/14		310,000	300,700
	#144A 10.875% 4/15/16		10,000	10,875
	Tops Holdings
	10.125% 10/15/15		281,000	300,670
	Toys R Us Property
	8.50% 12/1/17		300,000	310,125
	Western Union
	3.65% 8/22/18		10,000	10,835
	Wyndham Worldwide
	4.25% 3/1/22		15,000	15,276
	5.625% 3/1/21		10,000	11,044
	5.75% 2/1/18		5,000	5,615
				4,196,204
Consumer Non-Cyclical – 1.14%
	Amgen
	5.375% 5/15/43		10,000	10,777
#	Aristotle Holding 144A
	2.65% 2/15/17		5,000	5,096
	4.75% 11/15/21		5,000	5,522

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	BAT International Finance 144A
	3.25% 6/7/22	USD	15,000	$14,860
	Boston Scientific
	6.00% 1/15/20		15,000	17,822
	CareFusion
	6.375% 8/1/19		65,000	77,483
	Celgene
	3.95% 10/15/20		15,000	15,825
	Constellation Brands
	6.00% 5/1/22		290,000	308,850
	Covidien International Finance
	4.20% 6/15/20		20,000	22,099
*	Dean Foods
	7.00% 6/1/16		219,000	229,129
	Del Monte
	7.625% 2/15/19		300,000	292,500
	GlaxoSmithKline Capital
	1.50% 5/8/17		5,000	5,013
	2.85% 5/8/22		10,000	10,134
#	Heineken
	144A 3.40% 4/1/22		15,000	15,462
#	JBS USA
	144A 8.25% 2/1/20		290,000	277,675
	Kellogg
	1.75% 5/17/17		5,000	4,996
	3.125% 5/17/22		10,000	10,085
	Koninklijke Philips Electronics
	3.75% 3/15/22		10,000	10,445
	5.00% 3/15/42		15,000	16,114
#	Kraft Foods Group 144A
	3.50% 6/6/22		20,000	20,484
	5.00% 6/4/42		10,000	10,427
*	Kroger 3.40% 4/15/22		15,000	14,931
	Molson Coors Brewing
	5.00% 5/1/42		10,000	10,694
	NBTY 9.00% 10/1/18		318,000	345,825
	Quest Diagnostics
	4.70% 4/1/21		5,000	5,591
	Safeway
	4.75% 12/1/21		15,000	14,938
#	Spectrum Brands 144A
	6.75% 3/15/20		50,000	50,813
	Visant
	10.00% 10/1/17		145,000	137,750
#	Woolworths 144A
	3.15% 4/12/16		20,000	20,958
	4.55% 4/12/21		5,000	5,588
	Zimmer Holdings
	4.625% 11/30/19		30,000	34,163
				2,022,049
Energy – 6.70%
	American Petroleum
	Tankers Parent
	10.25% 5/1/15		304,000	317,680
	AmeriGas Finance
	7.00% 5/20/22		300,000	294,750
	Antero Resources Finance
	9.375% 12/1/17		266,000	288,610
	Apache
	3.25% 4/15/22		10,000	10,441
	4.75% 4/15/43		15,000	16,512
	Calumet Specialty
	Products Partners
	9.375% 5/1/19		455,000	467,512
	Chaparral Energy
	8.25% 9/1/21		335,000	356,775
*	Chesapeake Energy
	6.125% 2/15/21		55,000	51,975
	6.625% 8/15/20		100,000	94,500
	Cimarex Energy 5.875% 5/1/22		30,000	30,825
*	Comstock Resources
	7.75% 4/1/19		165,000	152,625
	Copano Energy
	7.125% 4/1/21		65,000	67,275
	7.75% 6/1/18		199,000	208,453
	Crosstex Energy
	#144A 7.125% 6/1/22		135,000	134,325
	8.875% 2/15/18		210,000	221,550
	Devon Energy
	1.875% 5/15/17		5,000	4,993
	4.75% 5/15/42		10,000	10,503
*	Encana
	3.90% 11/15/21		25,000	24,970
#	Everest Acquisition 144A
	6.875% 5/1/19		145,000	148,806
#	Helix Energy Solutions 144A
	9.50% 1/15/16		79,000	82,851
#	Hercules Offshore 144A
	7.125% 4/1/17		75,000	72,469
	10.50% 10/15/17		367,000	368,835
#	Hilcorp Energy I 144A
	8.00% 2/15/20		271,000	289,970
	Holly 9.875% 6/15/17		206,000	228,660
#	Holly Energy Partners 144A
	6.50% 3/1/20		85,000	84,788
	Husky Energy
	3.95% 4/15/22		25,000	25,877
	Inergy
	6.875% 8/1/21		25,000	25,125
#	Key Energy Services 144A
	6.75% 3/1/21		450,000	451,688
#	Kodiak Oil & Gas 144A
	8.125% 12/1/19		430,000	443,438

(continues)       11

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Laredo Petroleum
	#144A 7.375% 5/1/22	USD	75,000	$76,875
	9.50% 2/15/19		325,000	362,375
	Linn Energy
	#144A 6.50% 5/15/19		60,000	58,500
	8.625% 4/15/20		241,000	256,665
	MarkWest Energy Partners
	6.50% 8/15/21		270,000	280,125
#	NFR Energy 144A
	9.75% 2/15/17		359,000	299,765
	Oasis Petroleum
	7.25% 2/1/19		235,000	243,225
	Offshore Group Investments
	11.50% 8/1/15		240,000	256,800
	#144A 11.50% 8/1/15		40,000	42,800
	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		1,000,000	1,147,499
	Petrobras International Finance
	3.50% 2/6/17		15,000	15,244
	5.375% 1/27/21		40,000	42,888
#	Petroleos Mexicanos 144A
	6.50% 6/2/41		512,000	577,279
	Petroleum Development
	12.00% 2/15/18		177,000	191,160
	Pioneer Drilling
	9.875% 3/15/18		276,000	291,180
	#144A 9.875% 3/15/18		85,000	89,675
	Pride International
	6.875% 8/15/20		20,000	24,603
*	Quicksilver Resources
	9.125% 8/15/19		165,000	153,450
	Range Resources
	5.00% 8/15/22		300,000	288,375
	Regency Energy Partners
	6.875% 12/1/18		200,000	210,000
#	Samson Investment 144A
	9.75% 2/15/20		440,000	438,350
	SandRidge Energy
	7.50% 3/15/21		155,000	151,125
	#144A 8.125% 10/15/22		150,000	147,938
	8.75% 1/15/20		10,000	10,300
#	SESI 144A 7.125% 12/15/21		285,000	312,075
#	Sinopec Group
	Overseas Development
	2.75% 5/17/17		300,000	305,340
	Talisman Energy
	5.50% 5/15/42		10,000	10,295
*	TNK-BP Finance
	7.875% 3/13/18		400,000	453,000
	Transocean
	5.05% 12/15/16		20,000	21,861
	6.375% 12/15/21		5,000	5,751
	Weatherford Bermuda
	4.50% 4/15/22		20,000	20,750
	9.625% 3/1/19		15,000	19,799
#	Woodside Finance 144A
	8.125% 3/1/14		15,000	16,545
	8.75% 3/1/19		15,000	19,632
				11,818,025
Financials – 1.17%
	E Trade Financial PIK
	12.50% 11/30/17		257,000	296,193
	General Electric Capital
	2.30% 4/27/17		5,000	4,987
	4.65% 10/17/21		5,000	5,504
	5.875% 1/14/38		5,000	5,705
	6.00% 8/7/19		95,000	111,689
•#	ILFC E-Capital Trust I 144A
	5.03% 12/21/65		265,000	179,882
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		455,000	329,875
	International lease Finance
	5.875% 4/1/19		330,000	324,602
	6.25% 5/15/19		12,000	12,003
	8.75% 3/15/17		20,000	22,300
#	Neuberger Berman Group 144A
	5.625% 3/15/20		55,000	56,375
	5.875% 3/15/22		115,000	117,300
	Nuveen Investments
	10.50% 11/15/15		590,000	598,850
				2,065,265
Healthcare – 2.38%
	Alere
	9.00% 5/15/16		255,000	256,275
#	AMGH Merger Sub 144A
	9.25% 11/1/18		285,000	289,988
	Cardinal Health
	*1.90% 6/15/17		5,000	5,004
	3.20% 6/15/22		15,000	15,251
	Community Health Systems
	8.00% 11/15/19		265,000	271,956
	8.875% 7/15/15		84,000	86,258
	DaVita
	6.625% 11/1/20		300,000	305,250
#	Fresenius Medical Care
	US Finance II
	5.875% 1/31/22		300,000	299,250
	HCA 5.875% 3/15/22		310,000	308,450
	HCA Holdings
	7.75% 5/15/21		275,000	283,938
	HealthSouth
	7.75% 9/15/22		60,000	63,300
#	Kinetic Concepts 144A
	10.50% 11/1/18		250,000	253,750
	12.50% 11/1/19		215,000	193,500

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
	LVB Acquisition
	11.625% 10/15/17	USD	289,000	$307,785
#	Multiplan 144A
	9.875% 9/1/18		428,000	455,819
	Radnet Management
	10.375% 4/1/18		209,000	207,955
#	STHI Holding 144A
	8.00% 3/15/18		275,000	290,125
#	Tenet Healthcare 144A
	6.25% 11/1/18		300,000	303,750
				4,197,604
Industrials – 0.03%
	Yale University
	2.90% 10/15/14		45,000	47,385
				47,385
Insurance – 1.18%
•	American International Group
	8.175% 5/15/58		435,000	454,031
•	Chubb
	6.375% 3/29/67		15,000	15,300
	Coventry Health Care
	5.45% 6/15/21		15,000	17,241
#	Highmark 144A
	4.75% 5/15/21		5,000	5,201
	6.125% 5/15/41		5,000	5,495
•	ING Groep 5.775% 12/29/49		725,000	609,001
#	Liberty Mutual Group 144A
	4.95% 5/1/22		20,000	19,991
	6.50% 5/1/42		5,000	5,105
	•7.00% 3/15/37		465,000	416,175
	MetLife
	6.40% 12/15/36		100,000	95,510
	Prudential Financial
	3.875% 1/14/15		35,000	36,645
	Wellpoint
	3.125% 5/15/22		10,000	9,991
	4.625% 5/15/42		5,000	5,059
•	XL Group
	6.50% 12/31/49		510,000	395,250
				2,089,995
Media – 3.14%
	Affinion Group
	7.875% 12/15/18		407,000	345,950
#	AMC Networks 144A
	7.75% 7/15/21		305,000	340,075
*	Cablevision Systems
	8.00% 4/15/20		264,000	276,540
	CCO Holdings
	7.00% 1/15/19		25,000	26,438
	8.125% 4/30/20		370,000	408,850
	Clear Channel Communications
	9.00% 3/1/21		655,000	566,574
#	Clear Channel Worldwide
	Holdings 144A
	7.625% 3/15/20		245,000	234,750
#	CSC Holdings 144A
	6.75% 11/15/21		170,000	172,975
	DIRECTV Holdings
	3.80% 3/15/22		35,000	35,155
	Discovery Communications
	4.95% 5/15/42		15,000	15,743
	DISH DBS
	#144A 5.875% 7/15/22		75,000	73,500
	7.875% 9/1/19		200,000	223,500
	Entravision Communications
	8.75% 8/1/17		357,000	374,850
	MDC Partners
	11.00% 11/1/16		387,000	419,895
#	Nara Cable Funding 144A
	8.875% 12/1/18		200,000	176,000
	Nexstar Broadcasting
	8.875% 4/15/17		240,000	252,000
#	Ono Finance II 144A
	10.875% 7/15/19		540,000	434,700
#	Univision Communications 144A
	8.50% 5/15/21		525,000	509,249
#	UPC Holding 144A
	9.875% 4/15/18		345,000	374,325
	Videotron
	9.125% 4/15/18		15,000	16,463
	Virgin Media Finance
	8.375% 10/15/19		120,000	132,000
#	Wolverine Healthcare Analytics
	144A 10.625% 6/1/20		125,000	126,016
				5,535,548
Natural Gas – 0.12%
	El Paso Pipeline Partners
	Operating 6.50% 4/1/20		15,000	17,430
•	Enbridge Energy Partners
	8.05% 10/1/37		25,000	27,107
	Energy Transfer Partners
	9.70% 3/15/19		7,000	9,089
	Enterprise Products Operating
	•7.034% 1/15/68		35,000	37,317
	9.75% 1/31/14		5,000	5,676
	Kinder Morgan Energy Partners
	3.95% 9/1/22		10,000	10,120
	9.00% 2/1/19		20,000	26,057
	Plains All American Pipeline
	8.75% 5/1/19		10,000	13,228
	Southwest Gas
	3.875% 4/1/22		5,000	5,317
•	TransCanada Pipelines
	6.35% 5/15/67		30,000	30,842

(continues)       13

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
	Williams Partners
	4.00% 11/15/21	USD	5,000	$5,197
	7.25% 2/1/17		20,000	24,057
				211,437
Real Estate – 0.28%
	Alexandria Real Estate Equities
	4.60% 4/1/22		15,000	15,462
	Boston Properties
	3.85% 2/1/23		10,000	9,978
	Brandywine Operating
	Partnership 4.95% 4/15/18		15,000	15,386
	Developers Diversified Realty
	4.75% 4/15/18		5,000	5,161
	7.50% 4/1/17		5,000	5,747
	7.875% 9/1/20		20,000	23,985
	Digital Realty Trust
	5.25% 3/15/21		20,000	21,368
	5.875% 2/1/20		10,000	11,110
#	Host Hotels & Resorts 144A
	5.25% 3/15/22		300,000	301,125
	6.00% 10/1/21		21,000	22,470
	Mack-Cali Realty
	4.50% 4/18/22		10,000	10,402
	Regency Centers
	5.875% 6/15/17		20,000	22,540
	UDR 4.625% 1/10/22		15,000	16,021
#	WEA Finance 144A
	4.625% 5/10/21		20,000	21,154
				501,909
Services – 4.29%
	Ameristar Casinos
	7.50% 4/15/21		285,000	297,113
	ARAMARK
	8.50% 2/1/15		173,000	177,327
#	Caesars Operating Escrow 144A
	8.50% 2/15/20		120,000	119,850
	Cardtronics
	8.25% 9/1/18		104,000	114,920
#	Carlson Wagonlit 144A
	6.875% 6/15/19		290,000	290,000
	Casella Waste Systems
	7.75% 2/15/19		310,000	305,350
	11.00% 7/15/14		10,000	10,575
#	Chester Downs & Marina 144A
	9.25% 2/1/20		150,000	154,875
#	Delta Air Lines 144A
	12.25% 3/15/15		228,000	247,380
#	Equinox Holdings 144A
	9.50% 2/1/16		261,000	279,270
	Iron Mountain
	8.375% 8/15/21		140,000	150,150
	Kansas City Southern de Mexico
	6.125% 6/15/21		60,000	65,250
	8.00% 2/1/18		227,000	254,240
	M/I Homes
	8.625% 11/15/18		486,000	494,504
#	Meritage Homes 144A
	7.00% 4/1/22		60,000	61,050
	MGM Resorts International
	*7.75% 3/15/22		185,000	185,000
	11.375% 3/1/18		643,000	744,272
#	Monitronics International 144A
	9.125% 4/1/20		140,000	136,500
	NCL 9.50% 11/15/18		55,000	60,225
	PHH 9.25% 3/1/16		451,000	471,294
	Pinnacle Entertainment
	7.75% 4/1/22		125,000	132,188
	*8.75% 5/15/20		173,000	189,003
	Republic Services
	3.55% 6/1/22		10,000	10,156
	RSC Equipment Rental
	8.25% 2/1/21		255,000	270,938
	10.25% 11/15/19		25,000	27,938
#	Seven Seas Cruises 144A
	9.125% 5/15/19		305,000	315,675
	Standard Pacific
	10.75% 9/15/16		134,000	157,115
*	Swift Services Holdings
	10.00% 11/15/18		110,000	118,800
#	Taylor Morrison Communities
	144A 7.75% 4/15/20		280,000	289,100
#	United Air Lines 144A
	12.00% 11/1/13		352,000	371,799
	UR Merger Sub
	#144A 5.75% 7/15/18		55,000	56,100
	#144A 7.625% 4/15/22		85,000	87,125
	9.25% 12/15/19		275,000	304,563
	West 7.875% 1/15/19		300,000	302,250
	Wynn Las Vegas
	7.75% 8/15/20		300,000	327,375
				7,579,270
Technology – 3.17%
	Advanced Micro Devices
	7.75% 8/1/20		440,000	474,099
	Aspect Software
	10.625% 5/15/17		234,000	246,870
*	Avaya
	9.75% 11/1/15		45,000	37,350
	PIK 10.125% 11/1/15		560,000	464,800
#	Bombardier 144A
	5.75% 3/15/22		305,000	298,138
	CDW 12.535% 10/12/17		425,000	456,875
#	Fidelity National Information
	Services 144A
	5.00% 3/15/22		300,000	292,875
	First Data
	#144A 7.375% 6/15/19		55,000	55,275
	*11.25% 3/31/16		980,000	857,499

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Technology (continued)
	GXS Worldwide
	9.75% 6/15/15	USD	302,000	$294,450
	iGate 9.00% 5/1/16		290,000	308,850
#	Kemet 144A
	10.50% 5/1/18		360,000	376,200
#	Lawson Software 144A
	9.375% 4/1/19		445,000	460,575
*	MagnaChip Semiconductor
	10.50% 4/15/18		276,000	309,120
	Motorola Solutions
	3.75% 5/15/22		20,000	19,844
	National Semiconductor
	6.60% 6/15/17		20,000	24,883
	Seagate HDD Cayman
	7.75% 12/15/18		275,000	297,688
#	Seagate Technology
	International 144A
	10.00% 5/1/14		10,000	11,238
	Symantec 4.20% 9/15/20		5,000	5,266
	Tyco Electronics Group
	3.50% 2/3/22		10,000	10,094
#	Viasystems 144A
	7.875% 5/1/19		290,000	284,200
	Xerox 6.35% 5/15/18		10,000	11,755
				5,597,944
Transportation – 0.06%
#	Brambles USA 144A
	3.95% 4/1/15		15,000	15,703
	5.35% 4/1/20		15,000	16,737
	Burlington Northern Santa Fe
	4.40% 3/15/42		25,000	25,154
	5.65% 5/1/17		5,000	5,873
#	ERAC USA Finance 144A
	5.25% 10/1/20		35,000	39,240
				102,707
Utilities – 1.08%
	AES
	#144A 7.375% 7/1/21		135,000	146,475
	8.00% 6/1/20		64,000	72,320
	Ameren Illinois
	9.75% 11/15/18		45,000	61,427
#	American Transmission Systems
	144A 5.25% 1/15/22		25,000	28,687
	Baltimore Gas & Electric
	3.50% 11/15/21		20,000	21,317
#	Calpine 144A
	7.50% 2/15/21		175,000	183,749
	7.875% 1/15/23		250,000	265,624
	CenterPoint Energy
	5.95% 2/1/17		13,000	14,931
	CMS Energy
	4.25% 9/30/15		10,000	10,474
	6.25% 2/1/20		5,000	5,542
	Commonwealth Edison
	3.40% 9/1/21		10,000	10,777
	5.80% 3/15/18		5,000	6,064
	Elwood Energy
	8.159% 7/5/26		202,776	207,337
	Florida Power
	5.65% 6/15/18		5,000	6,065
	GenOn Energy
	9.875% 10/15/20		215,000	199,949
	Great Plains Energy
	5.292% 6/15/22		15,000	16,285
•	Integrys Energy Group
	6.11% 12/1/66		10,000	10,010
	Ipalco Enterprises
	5.00% 5/1/18		10,000	9,900
#	LG&E & KU Energy 144A
	4.375% 10/1/21		20,000	21,704
*	Mirant Americas
	8.50% 10/1/21		100,000	86,000
	Nisource Finance
	5.80% 2/1/42		5,000	5,701
	NRG Energy
	7.875% 5/15/21		155,000	149,963
	Pacificorp
	2.95% 2/1/22		10,000	10,258
	Pennsylvania Electric
	5.20% 4/1/20		25,000	28,425
•	PPL Capital Funding
	6.70% 3/30/67		25,000	24,838
	PPL Electric Utilities
	3.00% 9/15/21		10,000	10,424
	Public Service Oklahoma
	5.15% 12/1/19		30,000	34,987
	Puget Energy
	6.00% 9/1/21		5,000	5,399
•	Puget Sound Energy
	6.974% 6/1/67		210,000	212,022
	SCANA 4.125% 2/1/22		15,000	15,263
•	Wisconsin Energy
	6.25% 5/15/67		20,000	20,522
				1,902,439
Total Corporate Bonds
	(cost $73,726,424)			74,322,432

Non-Agency Asset-Backed Securities – 0.12%
	Citicorp Residential Mortgage
	Securities Series 2006-3 A5
	5.948% 11/25/36		100,000	77,769
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		100,000	120,551

(continues)       15

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	John Deere Owner Trust
	Series 2009-A A4
	3.96% 5/16/16	USD	13,018	$13,035
•	Merrill Auto Trust Securitization
	Series 2007-1 A4
	0.299% 12/15/13		569	569
	Total Non-Agency Asset-Backed
	Securities (cost $201,126)			211,924

Non-Agency Collateralized Mortgage Obligations – 0.10%
@•	Bear Stearns ARM Trust
	Series 2007-1 3A2
	5.268% 2/25/47		47,367	2,312
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		6,424	6,299
	Series 2007-1 2A1
	5.50% 1/25/22		29,134	29,015
•	GSR Mortgage Loan Trust
	Series 2006-AR1 3A1
	4.998% 1/25/36		112,729	93,455
•	MASTR ARM Trust
	Series 2006-2 4A1
	4.572% 2/25/36		43,887	42,106
	Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $235,699)			173,187

	«Senior Secured Loans – 1.05%
	Brock Holdings III
	10.00% 2/15/18		100,000	95,500
	Consolidated Container
	5.75% 9/28/14		315,000	313,425
	Dynegy Power Tranche 1st Lien
	9.25% 7/11/16		139,300	144,292
	Hologic
	7.50% 4/29/19		300,000	300,000
@	PF Changs China Bistro
	5.00% 5/15/13		360,000	360,000
	PQ 6.74% 7/30/15		310,000	292,319
	Zayo Group
	7.00% 10/30/19		210,000	210,000
	8.25% 4/30/20		140,000	140,000
	Total Senior Secured Loans
	(cost $1,825,374)			1,855,536

	ΔSovereign Bonds – 9.17%
	Brazil – 3.31%
	Brazil Government
	International
	5.625% 1/7/41		857,000	1,004,833
	Brazil Notas do Tesouro
	Nacional Serie F
	10.00% 1/1/17	BRL	9,600,000	4,834,747
				5,839,580
	Chile – 0.38%
	Chile Government
	International
	5.50% 8/5/20	CLP	330,000,000	678,706
				678,706
	Indonesia – 3.63%
	Indonesia Government
	International
	6.625% 2/17/37	USD	1,350,000	1,572,750
	Indonesia Treasury Bonds
	7.00% 5/15/27	IDR	33,900,000,000	3,655,537
	11.00% 11/15/20	IDR	8,504,000,000	1,170,185
				6,398,472
	Mexico – 0.94%
	Mexican Bonos
	7.50% 6/3/27	MXN	742,200	55,532
	8.50% 5/31/29	MXN	20,084,300	1,610,823
				1,666,355
	Panama – 0.52%
	Panama Government
	International
	6.70% 1/26/36	USD	700,000	908,250
				908,250
	Poland – 0.33%
	Poland Government
	5.00% 4/25/16	PLN	170,000	48,143
	5.25% 10/25/17	PLN	1,851,000	526,075
				574,218
	Russia – 0.06%
	Russia-Eurobond
	7.50% 3/31/30	USD	91,649	108,032
				108,032
	Total Sovereign Bonds
	(cost $16,913,367)			16,173,613

U.S. Treasury Obligations – 0.36%
	U.S. Treasury Bond
	3.125% 11/15/41		20,000	21,872
	U.S. Treasury Notes
	0.625% 5/31/17		150,000	149,695
	*0.875% 4/30/17		130,000	131,402
	*1.75% 5/15/22		210,000	213,315
	*2.00% 11/15/21		30,000	31,291
	3.125% 4/30/17		85,000	95,007
Total U.S. Treasury Obligations
	(cost $633,604)			642,582

Leveraged Non-Recourse Security – 0.00%
w@#	JPMorgan Fixed Income
	Pass Through Trust
	144A Series 2007-B
	0.00% 1/15/87		500,000	0
Total Leveraged Non-Recourse
	Security (cost $425,000)			0

		Number of		Value
		Shares		(U.S. $)
	Limited Partnership – 0.03%
	Brookfield Infrastructure Partners		1,600	$50,080
	Total Limited Partnership
	(cost $30,407)			50,080

Residual Interest Trust Certificate – 0.00%
=w@#	Freddie Mac Auction Pass
	Through Trust 144A
	Series 2007-6		150,000	0
	Total Residual Interest Trust
	Certificate (cost $163,257)			0

	Preferred Stock – 0.57%
	Alabama Power 5.625%		410	10,480
#	Ally Financial 144A 7.00%		400	342,999
*	BB&T 5.85%		225	5,648
*	DDR 7.50%		1,925	48,298
†	Freddie Mac 6.02%		34,000	42,925
•	GMAC Capital Trust I 8.125%		12,000	275,040
•†	PNC Financial Services
	Group 8.25%		10,000	10,402
	ProLogis 6.75%		7,050	176,250
=	PT Holdings		20	0
*	Vornado Realty 6.625%		3,700	93,980
	Total Preferred Stock
	(cost $1,657,188)			1,006,022

	Warrants – 0.00%
=†	Nieuwe Steen		100	0
=∏@†	Port Townsend		20	0
	Total Warrants (cost $480)			0

		Principal
		Amount°
	Short-Term Investments – 8.79%
	≠Discount Notes – 1.48%
	Federal Home Loan Bank
	0.09% 6/6/12	USD	1,298,647	1,298,646
	0.115% 6/29/12		1,321,972	1,321,961
				2,620,607
	Repurchase Agreements – 7.31%
	Bank of America 0.18%, dated
	5/31/12, to be repurchased
	on 6/1/12, repurchase price
	$2,925,818 (collateralized
	by U.S. government
	obligations 3.50% 2/15/18;
	market value $2,984,319)		2,925,803	2,925,803
	BNP Paribas 0.19%, dated
	5/31/12, to be repurchased
	on 6/1/12, repurchase price
	$9,969,250 (collateralized
	by U.S. government
	obligations 1.50%-2.00%
	3/31/19-2/15/22, market
	value $10,168,581)		9,969,197	9,969,197
				12,895,000
	Total Short-Term Investments
	(cost $15,515,484)			15,515,607

	Total Value of Securities Before
	Securities Lending Collateral – 135.43%
	(cost $243,859,854)			238,991,656

			Number of
			Shares
**Securities Lending Collateral – 5.62%
	Investment Companies
	BNY Mellon SL DBT II
	Liquidating Fund		168,497	163,560
	Delaware Investments
	Collateral Fund No.1		9,752,355	9,752,355
@†	Mellon GSL
	Reinvestment Trust II		385,685	0
	Total Securities Lending Collateral
	(cost $10,306,537)			9,915,915
	Total Value of Securities – 141.05%
	(cost $254,166,391)			248,907,571 ©
	Obligation to Return Securities
	Lending Collateral** – (5.84%)			(10,306,537)
Borrowing Under Line of Credit – (37.25%)				(65,725,000)
	Receivables and Other Assets
	Net of Other Liabilities – 2.04%			3,593,723 «
	Net Assets Applicable to 15,842,090
	Shares Outstanding; Equivalent to
	$11.14 Per Share – 100.00%			$176,469,757

Components of Net Assets at May 31, 2012:
	Shares of beneficial interest
	(unlimited authorization – no par)			$243,272,669
Distributions in excess of net investment income				(992,926)
Accumulated net realized loss on investments				(60,712,153)
Net unrealized depreciation of investments
	and derivatives			(5,097,833)
	Total net assets			$176,469,757

(continues)       17

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

❖	Securities have been classified by type of business. Classification by country of origin has been presented on page 1 in “Security type/sector/country allocations.”
*	Fully or partially on loan.
†	Non-income producing security.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2012, the aggregate value of fair valued securities was $14,544, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

∏

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2012, the aggregate value of the restricted securities was $227,188, which represents 0.13% of the Fund’s net assets.

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of May 31, 2012. Interest rates reset periodically.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2012, the aggregate value of Rule 144A securities was $33,880,073, which represented 19.20% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2012.
@	Illiquid security. At May 31, 2012, the aggregate value of illiquid securities was $376,855, which represented 0.21% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2012.

Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
©	Includes $10,520,249 of securities loaned.
«	Includes foreign currency valued at $2,587,037 with a cost of $2,388,212.

The following foreign currency exchange contracts and swap contracts were outstanding at May 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
HSBC	CLP	(176,155,688)	USD	344,559	7/13/12	$2,871
MNB	EUR	(3,827)	USD	4,750	6/1/12	19
						$2,890

Swap Contracts
CDS Contracts

	Swap		Annual		Unrealized
	Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value	Payments	Date	(Depreciation)
	Protection
	Purchased:
BAML	ITRAXX Europe
	Subordinate
	Financials 17.1
	5 yr CDS	EUR 80,000	5.00%	6/20/17	$8,177
BCLY	ITRAXX Europe
	Subordinate
	Financials 17.1
	5 yr CDS	EUR 95,000	5.00%	6/20/17	9,680
					$17,857
	Protection Sold /
	Moody’s Rating:
JPMC	Tyson Foods
	CDS / Ba	USD 15,000	1.00%	3/20/16	$360
Total					$18,217

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CDS — Credit Default Swap
CLP — Chilean Peso
EUR — European Monetary Unit
GNMA — Government National Mortgage Association
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
MASTR — Mortgage Asset Securitization Transactions, Inc.
MNB — Mellon National Bank
MXN — Mexican Peso
PIK — Pay-in-kind
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
USD — United States Dollar
yr — Year

Statement of operations

Delaware Enhanced Global Dividend and Income Fund
Six Months Ended May 31, 2012 (Unaudited)

Investment Income:
Dividends	$2,411,427
Interest	4,095,183
Securities lending income	82,351
Foreign tax withheld	(109,246)	$6,479,715

Expenses:
Management fees	1,150,214
Reports to shareholders	72,384
Accounting and administration expenses	47,377
Legal fees	30,411
Custodian fees	27,839
Dividend disbursing and transfer agent fees and expenses	25,680
Audit and tax	24,695
Leverage expenses	16,914
NYSE fees	12,417
Pricing fees	7,933
Dues and services	4,698
Trustee’s fees	4,575
Insurance fees	1,870
Consulting fees	747
Registration fees	360
Trustees’ expenses	273
Total operating expenses (before interest expense)		1,428,387
Interest expense		512,665
Total operating expenses (after interest expense)		1,941,052
Net Investment Income		4,538,663

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments		(23,897)
Foreign currencies		(6,470)
Foreign currency exchange contracts		(132,942)
Options written		2,241
Swap contracts		(23,628)
Net realized loss		(184,696)
Net change in unrealized appreciation (depreciation) on:
Investments		2,106,459
Foreign currencies		(161,754)
Foreign currency exchange contracts		4,987
Options written		(1,641)
Swap contracts		16,603
Net change in unrealized appreciation		1,964,654
Net Realized and Unrealized Gain		1,779,958

Net Increase in Net Assets Resulting from Operations		$6,318,621

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Enhanced Global Dividend and Income Fund

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,538,663	$7,832,258
Net realized gain (loss)	(184,696)	1,860,359
Net change in unrealized appreciation (depreciation)	1,964,654	(6,475,978)
Net increase in net assets resulting from operations	6,318,621	3,216,639

Dividends and Distributions to Shareholders from:[1]
Net investment income	(9,726,948)	(9,958,352)
Return of capital	—	(6,379,270)
	(9,726,948)	(16,337,622)

Capital Share Transactions:
Cost of shares reinvested[2]	463,724	675,989
Net assets from Fund merger[3]	—	31,394,740
Increase in net assets derived from capital share transactions	463,724	32,070,729

Net Increase (Decrease) in Net Assets	(2,944,603)	18,949,746

Net Assets:
Beginning of period	179,414,360	160,464,614
End of period (including distributions in excess of net investment income of $992,926
and $992,926, respectively)	$176,469,757	$179,414,360

1See Note 4 in “Notes to financial statements.”
2See Note 6 in “Notes to financial statements.”
3See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Enhanced Global Dividend and Income Fund
Six Months Ended May 31, 2012 (Unaudited)

Net Cash (Including Foreign Currency) Provided by Operating Activities:
Net increase in net assets resulting from operations	$6,318,621

Adjustments to reconcile net decrease in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(75,182)
Purchase of investment securities	(77,798,013)
Proceeds of short-term investment securities, net	4,605,486
Proceeds from disposition of investment securities	62,747,077
Net realized loss from investment transactions	40,560
Net change in net unrealized appreciation	(1,964,654)
Decrease in receivable for investments sold	377,053
Increase in interest and dividends receivable	(419,257)
Increase in line of credit payable	15,000,000
Increase in payable for investments purchased	804,678
Increase in interest payable	17,915
Decrease in accrued expenses and other liabilities	(206,370)
Total adjustments	3,129,293
Net cash provided by operating activities	9,447,914

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(9,726,948)
Cost of fund shares reinvested	463,724
Net cash used for financing activities	(9,263,224)
Effect of exchange rates on cash	(140,257)
Net increase in cash	44,433
Cash at beginning of period	2,695,867
Cash at end of period	$2,740,300

Interest paid for borrowings during the period	$494,749

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Enhanced Global Dividend and Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					6/29/07[2]
	Ended	Year Ended				to
	5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
	(Unaudited)
Net asset value, beginning of period	$11.350	$12.320	$12.060	$8.770	$17.640	$19.100

Income (loss) from investment operations:
Net investment income[3]	0.287	0.587	0.568	0.685	0.769	0.288
Net realized and unrealized gain (loss)	0.118	(0.327)	0.922	3.875	(7.935)	(1.285)
Total from investment operations	0.405	0.260	1.490	4.560	(7.166)	(0.997)

Less dividends and distributions from:
Net investment income	(0.615)	(0.750)	(0.918)	(0.668)	(0.644)	(0.284)
Return of capital	—	(0.480)	(0.312)	(0.602)	(1.060)	(0.142)
Total dividends and distributions	(0.615)	(1.230)	(1.230)	(1.270)	(1.704)	(0.426)

Capital share transactions:
Common share offering costs charged to paid in capital	—	—	—	—	—	(0.037)
Total capital share transactions	—	—	—	—	—	(0.037)

Net asset value, end of period	$11.140	$11.350	$12.320	$12.060	$8.770	$17.640

Market value, end of period	$11.230	$10.920	$12.310	$12.290	$6.080	$15.370

Total return based on:[4]
Market value	8.35%	(2.01% )	10.92%	134.96%	(54.14% )	(17.24% )
Net asset value	3.41%	1.77%	13.13%	59.12%	(42.25% )	(4.97% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,470	$179,414	$160,465	$156,048	$113,400	$228,204
Ratio of expenses to average net assets	2.09%	1.98%	1.95%	2.14%	1.66%	1.17%
Ratio of expenses to adjusted average net assets (before interest expense)[5]	1.18%	1.28%	1.22%	1.26%	1.24%	1.17%
Ratio of interest expense to adjusted average net assets[5]	0.42%	0.31%	0.33%	0.35%	0.29%	—
Ratio of net investment income to average net assets	4.88%	4.68%	4.68%	6.73%	5.33%	3.68%
Ratio of net investment income to adjusted average net assets[5]	3.75%	3.76%	3.73%	5.06%	4.91%	3.68%
Portfolio turnover	29%	72%	83%	88%	97%	175%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$65,725	$50,725	$40,000	$40,000	$40,000	—
Asset coverage per $1,000 of debt outstanding at end of period	$3,685	$4,537	$5,012	$4,901	$3,835	—

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations, ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
5 Adjusted average net assets excludes debt outstanding.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund
May 31, 2012 (Unaudited)

Delaware Enhanced Global Dividend and Income Fund (Fund) is organized as a Delaware statutory trust and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DEX.

The primary investment objective of the Fund is to seek current income, with a secondary objective of capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Short-term debt securities are valued using the evaluated mean. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask price, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. Under the Regulated Investment Company Modernization Act of 2010 (the Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after November 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year-end.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2012.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable no-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible debt securities are amortized to interest income over the estimated lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividend have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(continues)       25

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended May 31, 2012.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its Investment Management Agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.95% of the adjusted average daily net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average daily net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of adjusted average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2012, the Fund was charged $5,946 for these services.

At May 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$198,899
Fees and other expenses payable to DSC	1,026
Other expenses payable to DMC and affiliates*	5,286

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2012, the Fund was charged $24,354 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Trustees of the Fund. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2012, the Fund made purchases of $74,349,540 and sales of $59,448,402 of investment securities other than U.S. government securities and short-term investments. For the six months ended May 31, 2012, the Fund made purchases of $3,448,473 and sales of 3,298,675 of long-term U.S. government securities.

At May 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2012, the cost of investments was $256,185,284. At May 31, 2012, net unrealized depreciation was $7,277,713, of which $14,093,233 related to unrealized appreciation of investments and $21,370,946 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$3,623,319	$—	$3,623,319
Common Stock	98,818,462	—	1	98,818,463
Corporate Debt	1,524,430	100,612,997	1,024,543	103,161,970
Sovereign Bonds	—	16,173,613	—	16,173,613
U.S. Treasury Obligations	—	642,582	—	642,582
Other	659,775	396,327	—	1,056,102
Short-Term Investments	—	15,515,607	—	15,515,607
Securities Lending Collateral	—	9,915,915	—	9,915,915
Total	$101,002,667	$146,880,360	$1,024,544	$248,907,571

Foreign Currency Exchange Contracts	$—	$2,890	$—	$2,890
Swap Contracts	—	18,217	—	18,217

A reconcile of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to the net assets.

(continues)       27

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

3. Investments (continued)

During the six months ended May 31, 2012, there were no transfers between Level 1 investments, Level 2 investments and Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2012 and the year ended November 30, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/12*	11/30/11
Ordinary income	$9,726,948	$9,958,352
Return of capital	—	6,379,270
Total	$9,726,948	$16,337,622

*Tax information for the six months ended May 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$243,272,669
Capital loss carryforwards as of 11/30/11*	(59,635,497)
Realized losses 12/1/11–5/31/12	(20,262)
Other temporary differences	(32,525)
Unrealized depreciation	(7,114,628)
Net assets	$176,469,757

*This amount includes $7,927,235 of capital loss carryforward from the Fund’s merger with Delaware Investments Global Dividend and Income Fund, Inc. on the close of business on October 21, 2011. See Note 7.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral on straddles, contingent payment debt instruments, market-to-market of foreign currency exchange contracts, partnership income, tax treatment of CDS contracts, market discount and premium on debt instruments and unrealized gain on passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2012, the Fund recorded an estimate of these differences since final characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$5,188,285
Accumulated net realized loss	109,292
Paid-in capital	(5,297,577)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2011 will expire as follows: 3,377,704 expires in 2015, $34,009,571 expires in 2016 and $22,248,222 expires in 2017.

For the six months ended May 31, 2012, the Fund had capital loss of $20,262, which may increase the capital loss carryforwards.

On December 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

(continues)       29

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare Shareowner Services LLC (formerly BNY Mellon Shareowner Services) (“Computershare”), in the open market if the shares of the Fund are trading at a discount to the Fund’s net asset value on the dividend payment date. However, the dividend reinvestment plan provides that if the shares of the Fund are trading at a premium to the Fund’s net asset value on the dividend payment date, the Fund will issue shares to shareholders of record at net asset value. During the six months May 31, 2012, the Fund issued 38,963 shares for $463,724 under the Fund’s dividend reinvestment plan because the Fund was trading at a premium to net asset value on the respective dividend payment dates. During the year ended November 30, 2011, the Fund issued 52,357 shares for $675,989 under the Fund’s dividend reinvestment plan because the Fund was trading at a premium to net asset value on the respective dividend payment dates.

7. Fund Merger

As of the close of business on October 21, 2011, the Fund acquired all of the assets of the Delaware Investment® Global Dividend and Income Fund Inc., (Acquired Fund), a closed-end investment management company, in exchange for the shares of the Fund (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the Acquiring Fund equal to the aggregate net asset value of shares in the Acquired Fund prior to the Reorganization, as shown in the following table:

Acquiring	Acquired
Fund	Fund
Shares	Shares	Value
2,725,926	4,789,889	$31,394,740

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation, distributions in excess of net investment income, and accumulated net realized loss of the Acquired Fund as of the close of business on October 21, 2011, were as follows:

Net assets	$31,394,740
Distribution in excess of net investment income	150,321
Accumulated net realized loss	(8,258,081)
Net unrealized depreciation	(405,624)

The net assets of the Acquiring Fund before the acquisition were $150,504,258. The net assets of the Acquiring Fund immediately following the acquisition were $181,898,998.

Assuming that the acquisition had been completed on December 1, 2010, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended November 30, 2011, were as follows:

Net investment income	$8,721,735
Net realized gain on investments and foreign currencies	2,940,655
Change in unrealized depreciation and foreign currencies	(7,495,108)
Net increase in net assets resulting from operations	(4,167,282)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since the close of business on October 21, 2011.

8. Line of Credit

For the six months ended May 31, 2012, the Fund borrowed money pursuant to a $67,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on June 26, 2013. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2012, the Fund had two loans outstanding under the Credit Agreement. The par value of one loan outstanding was $40,000,000 at a variable interest rate of 1.75%. The par value of the other loan outstanding was $25,725,000 at a variable interest rate of 1.41%. During the period ended May 31, 2012, the average daily balance of loans outstanding was $56,052,869 at a weighted average interest rate of approximately 0.91%.

Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

9. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Options Contracts — During the six months ended May 31, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended May 31, 2012 for the Fund were as follows:

	Number of
	Contracts	Premiums
Options outstanding at November 30, 2011	120	$2,241
Options expired	(120)	(2,241)
Options outstanding at May 31, 2012	—	$—

(continues)       31

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

9. Derivatives (continued)

Swap Contracts – The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At May 31, 2012, net unrealized appreciation of CDS was $18,217. If a credit event had occurred for all open swap transactions where collateral posting was required as of May 31, 2012, the Fund would have received EUR 175,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at May 31, 2012, the notional value of the protection sold was $15,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for CDS contracts on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At May 31, 2012, net unrealized appreciation of the protection sold was $360.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event that the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of May 31, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets		Statement of Net Assets
	Location	Fair Value	Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of other liabilities	$2,890	Receivables and other assets net of other liabilities	$—

Credit contracts (Swap contracts)	Receivables and other assets net of other liabilities	18,217	Receivables and other assets net of other liabilities	—

Total		$21,107		$—

The effect of derivative instruments on the statement of operations for the six months ended May 31, 2012 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation)
		Derivatives	on Derivatives
	Location of Gain (Loss)	Recognized in	Recognized in
	on Derivatives Recognized in Income	Income	Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation of foreign currencies	$(132,942)	$4,987

Equity contracts (Options written)	Net realized gain on options written and net change in unrealized depreciation of options written	2,241	(1,641)

Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation of swap contracts	(23,628)	16,603

Total		$(154,329)	$19,949

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended May 31, 2012.

	Asset	Liability
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$294,071	$739,164
Swap contracts (average notional value)	15,000	175,000
Options contracts (average notional value)	—	60

(continues)       33

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

10. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2012, the value of securities on loan was $10,520,249, for which the Fund received collateral, comprised of non-cash collateral valued at $656,856 and cash collateral of $10,306,537. At May 31, 2012, the value of invested collateral was $9,915,915. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

11. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended May 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

(continues)       35

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Fund management

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Wayne A. Anglace, CFA
Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Liu-Er Chen, CFA
Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare

Liu-Er Chen heads the firm’s global Emerging Markets team, and he is also the portfolio manager for Delaware Healthcare Fund, which launched in September 2007. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

(continues)       37

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Fund management (continued)

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager

Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in investment grade credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Edward A. “Ned” Gray, CFA
Senior Vice President, Chief Investment Officer — Global and International Value Equity

Ned Gray manages the Global and International Value Equity strategies and has worked with the investment team for more than 20 years. Prior to joining Delaware Investments in June 2005 in his current position, Gray worked with the team as a portfolio manager at Arborway Capital and Thomas Weisel Partners. At ValueQuest/TA, which he joined in 1987, Gray served as a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Change in independent registered public accounting firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Enhanced Global Dividend and Income Fund (the Fund) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

Changes to the Fund’s investment policies

In May 2012, the Fund’s Board of Directors approved the following change in investment policies regarding swap counterparties:

Effective May 31, 2012, the Fund will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager.

About the organization

This semiannual report is for the information of Delaware Enhanced Global Dividend and Income Fund shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of Directors	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry†
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Frances A. Sevilla-Sacasa†
Chief Executive Officer
Banco Itaú Europa
International
Miami, FL

Janet L. Yeomans†
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Executive Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s website at www.delawareinvestments.com; and (iii) on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7094

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer
agent
Computershare Shareowner Services LLC
480 Washington Blvd.
Jersey City, NJ 07310
866 437-0252

Website
www.delawareinvestments.com

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options
Delaware Enhanced Global Dividend and Income Fund offers an automatic dividend reinvestment program. If you would like to change your reinvestment option, and shares are registered in your name, contact Computershare Shareowner Services LLC at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE ENHANCED GLOBAL DIVIDEND AND INCOME FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 1, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 1, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 1, 2012